FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Total operating expenses, net	$ (32,618,358)	$ (16,908,799)	$ (13,235,336)
Income from operations	47,485,210	81,204,907	130,812,428
Interest income	983,158	1,235,873	464,515
Net income attributable to Daqo New Energy Corp. ordinary shareholders	29,524,392	38,124,705	92,841,128
Other comprehensive (loss) income:
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	22,820,104	11,908,626	114,670,135
Parent Company [Member]
Operating expenses:
General and administrative	(11,975,105)	(14,513,869)	(4,987,820)
Total operating expenses, net	(11,975,105)	(14,513,869)	(4,987,820)
Income from operations	(11,975,105)	(14,513,869)	(4,987,820)
Interest income	20,698	289,773	0
Net loss before share of results of subsidiaries	(11,954,407)	(14,224,096)	(4,987,820)
Equity in earnings of subsidiaries	41,478,799	52,348,801	97,828,948
Net income attributable to Daqo New Energy Corp. ordinary shareholders	29,524,392	38,124,705	92,841,128
Other comprehensive (loss) income:
Foreign currency translation adjustments	(6,704,288)	(26,216,079)	21,829,007
Total other comprehensive income (loss):	(6,704,288)	(26,216,079)	21,829,007
Comprehensive income attributable to Daqo New Energy Corp. ordinary shareholders	$ 22,820,104	$ 11,908,626	$ 114,670,135